Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders, Basic	$ (3)	$ (21)
Net loss attributable to Venator Materials PLC ordinary shareholders, Diluted	$ (3)	$ (21)
Denominator:
Weighted average shares outstanding, basic (in shares)	107,600	107,100
Weighted average shares outstanding, diluted (in shares)	107,600	107,100
Potential dilutive impact of share-based awards (in shares)	100	600